Combined Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	SPG	Noncontrolling Interests
Balance at Dec. 31, 2010	$ 1,619,940	$ 1,344,832	$ 275,108
Increase Decrease in Shareholder's Equity
Net Income	159,860	132,543	27,317
Distributions to noncontrolling interest holders in properties and other	(878)		(878)
Contributions from SPG, net	173,645	144,284	29,361
Balance at Dec. 31, 2011	1,952,567	1,621,659	330,908
Increase Decrease in Shareholder's Equity
Net Income	156,390	129,731	26,659
Distributions to noncontrolling interest holders in properties and other	(179)		(179)
Distributions to SPG, net	(153,922)	(127,895)	(26,027)
Balance at Dec. 31, 2012	1,954,856	1,623,495	331,361
Increase Decrease in Shareholder's Equity
Net Income	187,334	155,481	31,853
Distributions to noncontrolling interest holders in properties and other	(349)		(349)
Distributions to SPG, net	(257,316)	(213,807)	(43,509)
Balance at Dec. 31, 2013	1,884,525	1,565,169	319,356
Increase Decrease in Shareholder's Equity
Net Income	164,604	24,321	28,210
Distributions to noncontrolling interest holders in properties and other			(10,875)
Distributions to SPG, net	(1,060,187)	(878,209)	(181,978)
Balance at Sep. 30, 2014	$ 965,804		$ 170,372